Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.
CNH Industrial has five operating segments:
Agriculture designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH brands, as well as the STEYR, Kongskilde and Överum brands in Europe and the Miller brand, primarily in North America and Australia.
Construction designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, and compact track loaders. Construction equipment is sold under the CASE Construction and New Holland Construction brands.
Commercial and Specialty Vehicles designs, manufactures and distributes a full range of light, medium, and heavy vehicles for the transportation and distribution of goods under the IVECO brand, commuter buses and touring coaches under the IVECO BUS (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment under the IVECO ASTRA brand, firefighting vehicles under the Magirus brand, and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.
Powertrain designs, manufactures and distributes, under the FPT Industrial Brand, a range of engines, transmission systems and axles for on- and off-road applications, as well as for marine and power generation.
Financial Services offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial dealers. In addition, Financial Services provides wholesale financing to CNH Industrial dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products. Financial Services also provides trade receivables factoring services to CNH Industrial companies.
Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its usual business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.
The CODM assesses segment performance and makes decisions about resource allocation based upon Adjusted EBIT and Adjusted EBITDA. The Company believes Adjusted EBIT and Adjusted EBITDA more fully reflect segment and consolidated profitability. Adjusted EBIT is defined as net income/(loss) before income taxes, interest expenses of Industrial Activities, net, restructuring expenses, the finance and non-service component of pension and other post-employment benefits costs, foreign exchange gains/(losses) and certain non-recurring items. In particular, non-recurring items are specifically disclosed items that management considers to be rare or discrete events that are infrequent in nature and not reflective of on-going operational activities.
Adjusted EBITDA is defined as Adjusted EBIT plus depreciation and amortization (including on assets under operating leases and assets sold under buy-back commitments). With reference to Financial Services, the CODM assesses the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP.
The following table includes the reconciliation of Adjusted EBIT and Adjusted EBITDA, non-GAAP financial measures, to net income, the most comparable U.S. GAAP financial measure, for the years ended December 31, 2019, 2018, and 2017.

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net income	$1,454	$1,099	$290
Income tax (expense)	(271)	417	457
Interest expenses of Industrial Activities, net of interest income and eliminations	282	368	482
Foreign exchange (gains) losses, net	56	171	124
Finance and non-service component of Pension and other post-employment benefit costs	63	(15)	102
Restructuring expenses	109	61	93
Other discrete items	187	—	—
Venezuelan re-measurement and impairment of assets, and 2017 year-end deconsolidation of Venezuelan operations	—	—	92
Adjusted EBIT	$1,880	$2,101	$1,640
Depreciation and Amortization	660	703	725
Depreciation of assets under operating leases and assets sold with buy-back commitments	555	634	625
Adjusted EBITDA	$3,095	$3,438	$2,990

Segment Information
The following summarizes Adjusted EBIT by reportable segment:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Agriculture	$897	$1,036	$791
Construction	51	91	(16)
Commercial and Specialty Vehicles	224	299	195
Powertrain	363	406	360
Unallocated items, eliminations and other	(145)	(247)	(187)
Total Industrial Activities	$1,390	$1,585	$1,143
Financial Services	490	516	497
Adjusted EBIT	$1,880	$2,101	$1,640

The following summarizes Adjusted EBITDA by reportable segment:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Agriculture	$1,178	$1,339	$1,106
Construction	106	152	49
Commercial and Specialty Vehicles	729	890	735
Powertrain	487	536	488
Unallocated items, eliminations and other	(143)	(246)	(187)
Total Industrial Activities	$2,357	$2,671	$2,191
Financial Services	738	767	799
Adjusted EBITDA	$3,095	$3,438	$2,990

A summary of additional operating segment information as of and for the years ended December 31, 2019, 2018, and 2017 is as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Agriculture	$10,959	$11,682	$10,683
Construction	2,768	3,021	2,530
Commercial and Specialty Vehicles	10,439	10,939	10,562
Powertrain	4,117	4,565	4,369
Eliminations and other	(2,134)	(2,376)	(2,375)
Net sales of Industrial Activities	26,149	27,831	25,769
Financial Services	2,011	1,989	2,028
Eliminations and other	(81)	(114)	(96)
Total Revenues	$28,079	$29,706	$27,701
Depreciation and Amortization (*):
Agriculture	281	301	315
Construction	55	61	65
Commercial and Specialty Vehicles	195	206	212
Powertrain	124	130	128
Other activities and adjustments	2	1	—
Depreciation and amortization of Industrial Activities	657	699	720
Financial Services	3	4	5
Depreciation and amortization	$660	$703	$725
Expenditures for long-lived assets (**):
Agriculture	$232	$224	$208
Construction	46	40	36
Commercial and Specialty Vehicles	258	195	152
Powertrain	96	91	90
Other activities	1	—	2
Expenditures for long-lived assets of Industrial Activities	633	550	488
Financial Services	4	8	4
Expenditures for long-lived assets	$637	$558	$492

(*)	Excluding assets sold with buy-back commitments and equipment on operating leases

(**)	Excluding assets sold with buy-back commitments, equipment on operating leases and right of use assets

Geographic Information
CNH Industrial has its principal office in London, England, U.K. Revenues earned in the U.K. from external customers were $888 million, $1,006 million, and $864 million for the years ended December 31, 2019, 2018, and 2017, respectively. Revenues earned in the rest of the world from external customers were $27,191 million, $28,700 million, and $26,837 million for the years ended December 31, 2019, 2018, and 2017, respectively. The following highlights revenues earned from external customers in the rest of the world by destination:

	2019	2018	2017
	(in millions)
United States	$5,610	$5,719	$5,014
Italy	3,253	3,383	3,021
France	3,030	2,994	2,658
Brazil	2,105	2,093	1,789
Germany	1,875	2,062	1,833
Canada	1,087	1,124	1,182
Australia	739	929	1,063
Spain	987	1,084	1,016
Argentina	509	524	984
Poland	604	658	507
Other	7,392	8,130	7,770
Total Revenues from external customers in the rest of world	$27,191	$28,700	$26,837

Total long-lived tangible and intangible assets located in the U.K. were $178 million and $218 million at December 31, 2019 and 2018, respectively, and the total of such assets located in the rest of the world totaled $10,292 million and $10,699 million at December 31, 2019 and 2018, respectively. The following highlights long-lived tangible and intangible assets by geographic in the rest of the world:

	At December 31,
	2019	2018
	(in millions)
United States	$4,823	$5,311
Italy	1,398	1,531
France	723	830
Germany	573	671
Spain	643	626
Canada	557	240
Brazil	294	308
China	219	534
Other	1,062	648
Total Long-lived assets in the rest of the world	$10,292	$10,699

In 2019, 2018, and 2017, no single external customer of CNH Industrial accounted for 10 percent or more of consolidated revenues.